Related Party Transactions - Summary of Fund Transactions with Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Equity contributions in cash	₩ 24,713
Equity contributions in cash		₩ 41,851
Dividend income	11,146	6,212
PT. Mitra Transaksi Indonesia [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	1,567
Equity contributions in cash		5,194
KT-IBKC future investment fund [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	(1,050)
Equity contributions in cash		7,500
CHAMP IT Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		750
Korea Electronic Vehicle Charging Service [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	168
Equity contributions in cash		864
Gyeonggi-KT Yoojin Superman Fund [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	1,000
Equity contributions in cash		1,000
K-REALTY CR REIT [member]
Disclosure of transactions between related parties [line items]
Dividend income	8,932	5,392
K Bank Inc. [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	26,725
Equity contributions in cash		26,543
Korea information & technology investment fund [member]
Disclosure of transactions between related parties [line items]
Dividend income	1,842	739
MOS GS Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	(147)
Dividend income	8	12
MOS Daegu Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	(147)
Dividend income	8	12
MOS Chungcheong Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	(153)
Dividend income	8	12
MOS Gangnam Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	(180)
Dividend income	10	10
MOS GB Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	(203)
Dividend income	12	15
MOS BS Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	(183)
Dividend income	10	10
MOS Honam Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	(206)
Dividend income	10	₩ 10
PHI Healthcare Inc [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	1,000
KT-CKP New Media Investment Fund [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	(1,229)
KT-DSC creative economy youth start-up investment fund [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	(1,800)
GE Premier 1st Corporate Restructuring Real Estate Investment Trust Company [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	(3,423)
JB Emerging Market Specialty Investment Private Equity Trust No one[member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	3,960
Dividend income	202
Daiwon Broadcasting Co., Ltd. [Member]
Disclosure of transactions between related parties [line items]
Dividend income	85
Boston Global Film Contents Fund Lp [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	(986)
Gyeonggi KT Green Growth Fund [member]
Disclosure of transactions between related parties [line items]
Dividend income	₩ 19